Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Sales classified by geographic destination:
Gross revenues	$ 12,150	$ 11,339	$ 15,345	$ 23,489	$ 28,893
America, except United States
Sales classified by geographic destination:
Gross revenues	484	497	558	981	1,285
United States
Sales classified by geographic destination:
Gross revenues	410	408	406	818	882
Europe
Sales classified by geographic destination:
Gross revenues	2,321	1,889	3,068	4,210	5,703
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	393	367	416	760	872
Japan
Sales classified by geographic destination:
Gross revenues	1,273	1,335	1,789	2,608	3,298
China
Sales classified by geographic destination:
Gross revenues	3,802	3,551	5,005	7,353	9,029
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,155	941	1,198	2,096	2,382
Brazil
Sales classified by geographic destination:
Gross revenues	2,312	2,351	2,905	4,663	5,442
Bulk Material
Sales classified by geographic destination:
Gross revenues	8,934	8,240	11,682	17,174	21,201
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	207	183	298	390	545
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	54	29	5	83	10
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	1,799	1,357	2,415	3,156	4,440
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	373	315	361	688	798
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	1,067	1,183	1,488	2,250	2,620
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	3,538	3,395	4,680	6,933	8,338
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	921	660	899	1,581	1,670
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	975	1,118	1,536	2,093	2,780
Base Metals
Sales classified by geographic destination:
Gross revenues	1,781	1,775	2,230	3,556	4,979
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	256	254	258	510	720
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	344	356	400	700	869
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	475	475	601	950	1,174
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	19	52	55	71	73
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	202	150	299	352	674
Base Metals | China
Sales classified by geographic destination:
Gross revenues	264	156	325	420	656
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	219	263	290	482	695
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	2	69	2	71	118
Fertilizers
Sales classified by geographic destination:
Gross revenues	923	829	867	1,752	1,654
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues	17	13	2	30	20
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues	12	22	1	34	1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	37	44	41	81	60
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1			1
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	15	16	8	31	16
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	841	734	815	1,575	1,557
Logistic
Sales classified by geographic destination:
Gross revenues	408	403	476	811	804
Logistic | America, except United States
Sales classified by geographic destination:
Gross revenues		36		36
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	408	367	476	775	804
Others
Sales classified by geographic destination:
Gross revenues	104	92	90	196	255
Others | America, except United States
Sales classified by geographic destination:
Gross revenues	4	11		15
Others | United States
Sales classified by geographic destination:
Gross revenues		1		1	2
Others | Europe
Sales classified by geographic destination:
Gross revenues	10	13	11	23	29
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues					1
Others | Japan
Sales classified by geographic destination:
Gross revenues	4	2	2	6	4
Others | China
Sales classified by geographic destination:
Gross revenues					35
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues		2	1	2	1
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 86	$ 63	$ 76	$ 149	$ 183